Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Trading Symbol	omag
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until this Registration Statement shall become effective on such date as the United States Securities & Exchange Commission, acting pursuant to said Section 8(a), may determine.
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Entity Filer Category	Smaller Reporting Company